Cover II	12 Months Ended
Dec. 31, 2020
Entity Contact Personnel [Line Items]
Entity Address Address Line 1	Pendelis 16
Entity Address Postal Zip Code	175 64 Palaio Faliro
Entity Address City Or Town	Athens
Entity Address, Country	GR
Contact Personel Name	Mr. Ioannis Zafirakis
Business Contact [Member]
Entity Contact Personnel [Line Items]
Entity Address Address Line 1	Pendelis 16
Entity Address Postal Zip Code	175 64 Palaio Faliro
Entity Address City Or Town	Athens
Entity Address, Country	GR
Contact Personel Name	Mr. Ioannis Zafirakis
City Area Code	210
Local Phone Number	9470-100
Contact Personnel Fax Number	30-210-9470-101
Contact Personnel Email Address	izafirakis@dianashippinginc.com